January 29, 2019

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

Class A	SFHAX
Class C	SFHCX

A series of Advisors Series Trust

Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information (“SAI”) each dated January 28, 2019

The Shenkman Capital Floating Rate High Income Fund’s Class A and Class C shares are not currently available for purchase.

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Please retain this Supplement with the Summary Prospectus, Prospectus and SAI.